CASH AND CASH EQUIVALENTS (Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS [Abstract]
Cash	$ 17,362,582	$ 3,294,174	$ 27,653,951
Short-term investments	$ 6,754,562	$ 11,042,904	$ 1,407,191
Annual Interest rates on US dollar investments		0.40%
Annual Interest rates on CAD dollar investments		0.25%
Cash and short term investments held US dollar	39.00%	98.00%	93.00%